Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest and fee income
Interest and fees on loans	$ 2,631,301	$ 51,151
Interest on deposits with banks	175	264
Total interest and fee income	2,631,476	51,415
Interest expense
Interest expense on short-term bank loans	(606,646)	(825,284)
Interest expense and fees on secured loans	(3,400,192)	(1,275,128)
Interest expense on loans from third parties	(1,377,083)
Interest expense on loans from a cost investment investee		(1,422,219)
Total interest expenses	(5,383,921)	(3,522,631)
Provisions for loan losses	(25,198,186)	(47,636,098)
Net Interest Loss	(27,950,631)	(51,107,314)
Non-interest income (expenses)
Salaries and employee surcharge	(324,344)	(246,605)
Business taxes and other taxes		27,678
Other operating expenses	(1,662,341)	(826,499)
Reversal of investment impairment	3,346,760
Fair value changes in warrant liabilities	(33,023)
Total non-interest income (expenses)	1,327,052	(1,045,426)
Loss Before Tax	(26,623,579)	(52,152,740)
Income tax expense	(158,072)
Net Loss	(26,781,651)	(52,152,740)
Dividend - Convertible Redeemable Class A preferred stock	(343,200)
Net income attributable to noncontrolling interests	(2,319)
Net loss attributable to ordinary shareholders	(27,127,170)	(52,152,740)
Net Loss	(26,781,651)	(52,152,740)
Other comprehensive income
Foreign currency translation adjustments	270,921	836,601
Comprehensive loss	(26,510,730)	(51,316,139)
Less: Dividend - Convertible Redeemable Class A preferred stock	(343,200)
Net income attributable to noncontrolling interests	(2,319)
Comprehensive loss attributable to ordinary shareholders	$ (26,856,249)	$ (51,316,139)
Weighted-average common shares outstanding - basic and diluted	25,287,852	18,422,783
Loss per share to ordinary shareholders - basic and diluted	$ (1.07)	$ (2.83)